ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ 69,259	$ 55,005	$ 126,889
Net cash used in investing activities	(57,003)	(106,665)	(284,512)
Net cash (used in) generated from financing activities	(74,116)	34,700	71,969
PRC Domestic Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	29,288	26,241	122,327
Net cash used in investing activities	(3,991)	(9,851)	(99,946)
Net cash (used in) generated from financing activities	$ (2,904)	$ (25,220)	$ 8,565